Sales Revenue - Summary of Reconciliation of the Disaggregated Sales Revenue with the Four Reportable Segments (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		¥ 21,688,767	¥ 20,428,802	¥ 16,907,725
External customers [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		21,688,767	20,428,802	16,907,725
External customers [member] | Japan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		2,845,609	2,634,505	2,409,584
Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		22,021,292	20,685,796	17,123,276
Operating segments [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		3,626,603	3,220,168	2,908,983
Operating segments [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		14,467,856	13,791,515	10,781,717
Operating segments [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		3,512,223	3,251,784	2,956,144
Operating segments [member] | Power products and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		414,610	422,329	476,432
Operating segments [member] | External customers [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		19,804,550	18,812,715	15,438,288
Revenue arising from the other sources	[1]	1,884,217	1,616,087	1,469,437
Total		21,688,767	20,428,802	16,907,725
Operating segments [member] | External customers [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		3,619,585	3,219,053	2,908,453
Revenue arising from the other sources	[1]	7,018	1,115	530
Total		3,626,603	3,220,168	2,908,983
Operating segments [member] | External customers [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		14,149,801	13,541,447	10,578,391
Revenue arising from the other sources	[1]	19,439	26,118	15,128
Total		14,169,240	13,567,565	10,593,519
Operating segments [member] | External customers [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		1,650,102	1,660,025	1,500,545
Revenue arising from the other sources	[1]	1,857,664	1,588,783	1,453,553
Total		3,507,766	3,248,808	2,954,098
Operating segments [member] | External customers [member] | Power products and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		385,062	392,190	450,899
Revenue arising from the other sources	[1]	96	71	226
Total		385,158	392,261	451,125
Operating segments [member] | External customers [member] | Japan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		2,183,674	1,959,248	1,733,266
Operating segments [member] | External customers [member] | Japan [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		106,632	113,746	109,393
Operating segments [member] | External customers [member] | Japan [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		1,794,911	1,586,358	1,375,593
Operating segments [member] | External customers [member] | Japan [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		193,188	172,072	158,653
Operating segments [member] | External customers [member] | Japan [member] | Power products and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		88,943	87,072	89,627
Operating segments [member] | External customers [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		11,311,394	10,465,855	7,816,672
Operating segments [member] | External customers [member] | North America [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		347,503	335,545	306,725
Operating segments [member] | External customers [member] | North America [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		9,379,001	8,503,602	5,985,958
Operating segments [member] | External customers [member] | North America [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		1,456,899	1,487,948	1,341,863
Operating segments [member] | External customers [member] | North America [member] | Power products and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		127,991	138,760	182,126
Operating segments [member] | External customers [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		917,046	943,040	677,344
Operating segments [member] | External customers [member] | Europe [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		379,432	351,850	250,088
Operating segments [member] | External customers [member] | Europe [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		459,755	506,731	332,928
Operating segments [member] | External customers [member] | Europe [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers
Operating segments [member] | External customers [member] | Europe [member] | Power products and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		77,859	84,459	94,328
Operating segments [member] | External customers [member] | Asia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		4,086,623	4,294,480	4,318,326
Operating segments [member] | External customers [member] | Asia [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		2,071,481	1,792,327	1,739,330
Operating segments [member] | External customers [member] | Asia [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		1,953,109	2,446,250	2,523,613
Operating segments [member] | External customers [member] | Asia [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		15	5	29
Operating segments [member] | External customers [member] | Asia [member] | Power products and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		62,018	55,898	55,354
Operating segments [member] | External customers [member] | Other regions [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		1,305,813	1,150,092	892,680
Operating segments [member] | External customers [member] | Other regions [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		714,537	625,585	502,917
Operating segments [member] | External customers [member] | Other regions [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		563,025	498,506	360,299
Operating segments [member] | External customers [member] | Other regions [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers
Operating segments [member] | External customers [member] | Other regions [member] | Power products and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		¥ 28,251	¥ 26,001	¥ 29,464

[1]	Revenue arising from the other sources primarily includes lease revenues recognized under IFRS 16 and interest recognized under IFRS 9.